SCHEDULE OF NON - VESTED STOCK OPTIONS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Number of Non-vested Stock Options Outstanding, Outstanding Balance	1	16
Weighted Average Exercise Price Per Share, Outstanding Balance	$ 3,496	$ 4,026
Weighted Average Remaining Contractual Life (years)		7 months 2 days	2 years 3 months 7 days
Number of Non-vested Stock Options Outstanding, Granted
Weighted Average Exercise Price Per Share, Granted
Number of Non-vested Stock Options Outstanding, Vested	(1)	(15)
Weighted Average Exercise Price Per Share, Vested	$ 3,496	$ 4,074
Weighted Average Remaining Contractual Life (years), Vested	7 months 2 days	9 months 21 days
Number of Non-vested Stock Options Outstanding, Forfeited or expired
Weighted Average Exercise Price Per Share, Forfeited or expired
Number of Non-vested Stock Options Outstanding, Outstanding Balance		1	16
Weighted Average Exercise Price Per Share, Outstanding Balance		$ 3,496	$ 4,026
Weighted Average Remaining Contractual Life (years)		1 year 7 months 2 days